RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

Due to Officers/Founders:

Due to the limited funding of Quoin Inc. prior to the consummation of the Merger, the compensation, including salary, office and car allowances and other benefits, due to Dr. Myers and Ms. Carter under their respective employment agreements, as well as reimbursement of expenses and other amounts paid by Dr. Myers and Ms. Carter to third parties on behalf of Quoin Inc., were not paid by Quoin Inc. to Dr. Myers and Ms. Carter, and were accrued as indebtedness to Dr. Myers and Ms. Carter. Following the closing of the Merger, Quoin Inc. began making payments of $25,000 per month to each of Dr. Myers and Ms. Carter to repay the above-described non-interest-bearing indebtedness. The Company repaid $300,000 and $300,000 of such indebtedness to Dr. Myers and $300,000 and $300,000 to Ms. Carter in the year ending December 31, 2023 and 2022, respectively. As of December 31, 2023, approximately $1,959,000 and $1,565,000 of such indebtedness was outstanding to Dr. Myers and Ms. Carter, respectively.

Amounts due to officers at December 31, 2023 and 2022 consisted of the following:

	December 31,	December 31,
	2023	2022
Salaries and other compensation	$3,523,733	$4,108,500
Invoices paid on behalf of the Company	—	15,232
Total	$3,523,733	$4,123,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	$2,923,733	$3,523,733

Expenses:

Research and development expense of $12,000 and $48,000 were paid during the years ended December 31, 2023 and 2022, respectively, to Dr. Myers’ son, who had been consulting for the Company on matters from time to time. As of March 31, 2023, Dr. Myers’ son no longer provided consulting services to the Company.

Interest Payable:

See Note 4 for interest payable on the 2020 Notes.